Note 33 - Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		3.80%	1.10%
Rate of price inflation (in percent)		2.62%	2.19%
Rate of nominal increase in future compensation levels (in percent)		2.81%	2.42%
Rate of nominal increase for pensions in payment (in percent)		2.97%	2.10%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.3	21.3
For a female aged 65 at measurement date		23.6	23.5
For a male aged 45 at measurement date		22.6	22.6
For a female aged 45 at measurement date		24.7	24.6
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		4.77%	1.86%
Rate of price inflation (in percent)		3.71%	3.73%
Rate of nominal increase in future compensation levels (in percent)		3.71%	4.23%
Rate of nominal increase for pensions in payment (in percent)		3.32%	3.49%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.6	23.5
For a female aged 65 at measurement date		25.4	25.1
For a male aged 45 at measurement date		24.9	24.6
For a female aged 45 at measurement date		26.7	26.5
US [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)	[1]	5.34%	2.73%
Rate of price inflation (in percent)	[1]	2.20%	2.30%
Rate of nominal increase in future compensation levels (in percent)	[1]	2.30%	2.40%
Rate of nominal increase for pensions in payment (in percent)	[1]	2.20%	2.30%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	22.0	21.9
For a female aged 65 at measurement date	[1]	23.4	23.3
For a male aged 45 at measurement date	[1]	23.3	23.3
For a female aged 45 at measurement date	[1]	24.8	24.7
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		3.99%	1.92%
Rate of price inflation (in percent)		2.16%	1.88%
Rate of nominal increase in future compensation levels (in percent)		3.14%	2.69%
Rate of nominal increase for pensions in payment (in percent)		0.85%	1.05%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		22.0	22.0
For a female aged 65 at measurement date		24.1	24.0
For a male aged 45 at measurement date		23.5	23.4
For a female aged 45 at measurement date		25.5	25.4

[1]	Cash balance interest crediting rate in line with the 30-year US government bond yield.